Subsequent events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent events
36. Subsequent Event
In February 19, 2020, the Company’s Board of Directors confirmed the issuance of 2,108,542 common shares within the authorized capital limit provided by the art. 6 of the Bylaws, due to the partial exercise of the rights conferred by the subscription warrants (see note 25) issued by the Company when the merger of all Extrafarma shares by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014. The share capital of the Company will therefore be represented by 1,114,918,734 common shares, all of which are registered and with no par value.
Clarifications on the impacts of COVID-19
The World Health Organization (“WHO”) declared a coronavirus pandemic (COVID-19) on March 11, 2020. To contain a spread of the virus in Brazil, the Ministry of Health (“MH”) and the state governments announced several actions to reduce the agglomeration and movement of people, including the closing of commerce, parks and common areas. These actions could affect the Company’s sales volume, operating cash generation and the financial situation. In this context, the Company created a Crisis Committee to keep up with it and monitor the main risks and adopt preventive and emergency measures to reduce the pandemic effects. Brazilian laws and decrees were issued to define public services and essential activities in the context of the actions adopted to face the pandemic and the Company’s operational activities are classified as essential. Consequently, they haven’t been directly affected and remain in normal operation. In this case, the Company is following the orientations of the MH and the WHO to preserve the integrity of its employees, collaborators and continuity of operations.

It is also unclear the extent to which our financial statements for periods after December 31, 2019 may be affected by the business, operational and financial impacts of the COVID-19 pandemic. Certain of our financial risk assessments and our impairment tests, in connection with the preparation of our financial statements, may be impacted by the COVID-19 pandemic, which may adversely impact our financial position. The following areas may be particularly affected, among others: accounts receivable deriving from possible increase in delinquency rates by our trade debtors, possible reduction in recognized amounts of deferred tax assets at Oxiteno and at Extrafarma as future profits may decrease and the possible reduction of the goodwill value at Extrafarma in light of lower forecasts of business profitability, any or all of which may potentially result in impairment charges. For instance, as a result of the restrictions imposed by states of Brazil on movement of people and the operation of businesses in many parts in the country, our Ipiranga segment has experienced a decrease in demand for fuel since these restrictions begain. In addition, the increased volatility in financial markets may impact our financial results where a fair value approach is required.
In view of the uncertainty generated by the ongoing COVID-19 pandemic, in March and April 2020, the Company and its subsidiary Ipiranga obtained R$1.48 billion of additional funding with a one year maturity, comprising R$1.3 billion of promissory notes issued in the Brazilian capital markets and a bank credit note of R$180 million. The purpose of these funding transactions was to reinforce our liquidity and cash position.
Prior to the onset of the COVID-19 pandemic, the Company’s investment plan for 2020 totaled R$1,771 million and was indicative of the Company’s commitment to the sustainable growth of its businesses and selectivity in capital allocation. In light of the ongoing COVID-19 pandemic, on April 1, 2020, the Company announced that its investment plan for 2020 will be reduced by approximately 30% in order to preserve cash. It remains unclear how the COVID-19 pandemic will evolve through 2020 and beyond and there is significant uncertainty relating to the extent of the impact of the ongoing COVID-19 pandemic on our businesses and the global economy in general and we will continue to monitor the situation as it evolves, and our investment plan may be further modified in response to the impacts of the ongoing COVID-19 pandemic.